Condensed Consolidated Interim Statement of Changes in Equity (Unaudited) - CHF (SFr)	SHARE CAPITAL	SHARE PREMIUM	FX TRANSLATION RESERVE	ACCUMULATED DEFICIT	Total
Beginning balance at Dec. 31, 2017	SFr 19,349,556	SFr 114,648,228	SFr (33,047)	SFr (136,126,946)	SFr (2,162,209)
Net loss				(4,825,018)	(4,825,018)
Other comprehensive income/(loss)			(19,029)	1,085,102	1,066,073
Total comprehensive income/(loss)			(19,029)	(3,739,916)	(3,758,945)
Transactions with owners of the Company
Reorganization of group structure	(24,347,208)	24,347,208
Transaction costs		(341,226)			(341,226)
Share based payments				(84,748)	(84,748)
Capital increase	5,120,000	(2,321,323)			2,798,677
Ending Balance at Jun. 30, 2018	122,348	136,332,887	(52,076)	(139,951,610)	(3,548,451)
Beginning balance at Dec. 31, 2018	710,336	149,286,723	(44,011)	(146,303,398)	3,649,650
Net loss				(3,604,301)	(3,604,301)
Other comprehensive income/(loss)			6,666	(115,366)	(108,700)
Total comprehensive income/(loss)			6,666	(3,719,667)	(3,713,001)
Transactions with owners of the Company
Transaction costs		(954,928)			(954,928)
Share based payments				310,501	310,501
Capital increase	596,556	9,063,260			9,659,816
Ending Balance at Jun. 30, 2019	SFr 1,306,892	SFr 157,395,055	SFr (37,345)	SFr (149,712,564)	SFr 8,952,038